Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Cash and cash equivalents	$ 27,779,666	$ 18,861,029
Amounts receivable	248,570	594,940
Prepaid expenses	1,333,875	1,494,483
Total current assets	29,362,111	20,950,452
Non-current
Property and equipment	908,650	791,597
Right of use asset	496,076	527,862
Exploration and evaluation assets	138,280,668	118,785,555
Total assets	169,047,505	141,055,466
Current
Trade payables and accrued liabilities	2,622,889	3,016,988
Current portion of lease liability	99,975	70,305
Total current liabilities	2,722,864	3,087,293
Non-current
Lease liability	454,174	535,300
Warrant liability	5,559,800	132,200
Deferred income tax liability	2,472,938	1,880,387
Total liabilities	11,209,776	5,635,180
Equity
Share capital	328,544,223	281,296,133
Share-based payments reserve	95,624,841	93,515,510
Warrants reserve	5,758,671	543,601
Accumulated other comprehensive loss	(73,991,935)	(81,361,294)
Deficit	(198,098,071)	(158,573,664)
Total equity	157,837,729	135,420,286
Total liabilities and equity	$ 169,047,505	$ 141,055,466